Net trading income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Net trading income	£ 7,076	£ 4,073	£ 4,364
Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Net trading income	7,076	4,073	4,364
Assets held for trading [member] | Liabilities held for trading [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Net trading income	5,392	2,795	3,101
Financial assets designated at fair value [member] | Financial liabilities designated at fair value [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Net trading income	695	240	259
Financial assets mandatory at fair value [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Net trading income	£ 989	£ 1,038	£ 1,004